LARGE-CAP GROWTH PROFUND
:: Large-Cap Growth ProFund ::	TICKERS :: Investor Class LGPIX :: Service Class LGPSX

Investment Objective
The Large-Cap Growth ProFund (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Growth Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees LARGE-CAP GROWTH PROFUND (USD $)	Investor Class	Service Class
Wire Fee	10	10

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LARGE-CAP GROWTH PROFUND		Investor Class	Service Class
Investment Advisory Fees		0.75%	0.75%
Distribution and Service (12b-1) Fees		none	1.00%
Other Expenses		1.24%	1.24%
Total Annual Fund Operating Expenses	[1]	1.99%	2.99%
Fee Waivers/Reimbursements	[2]	(0.21%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.78%	2.78%
[1]	Before Fee Waivers and Expense Reimbursements
[2]	ProFund Advisors LLC ("ProFund Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.78% for Investor Class shares and 2.78% for Service Class shares through November 30, 2015. After such date, the expense limitation may be terminated or revised by ProFund Advisors. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example LARGE-CAP GROWTH PROFUND (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	181	604	1,053	2,300
Service Class	281	905	1,554	3,294

The Fund pays transaction costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 749% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in equity securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity “growth” performance. It is an unmanaged float-adjusted, market capitalization weighted index comprising of stocks representing approximately half the market capitalization of the S&P 500 that have been identified as being on the growth end of the growth-value spectrum. As of September 30, 2014, the Index included companies with capitalizations between $4.2 billion and $591.3 billion. The average capitalization of the companies comprising the Index was approximately $37.0 billion. The Index is published under the Bloomberg ticker symbol “SGX.”

The securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional investment research or analysis, or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on September 30, 2014, the Index was concentrated in the consumer, non-cyclical industry group.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the back of the Fund’s Full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Consumer Goods Industry Risk — The Fund is subject to risks faced by companies in the consumer goods economic sector to the same extent as the Index is so concentrated, including: governmental regulation affecting the permissibility of using various food additives and production methods could affect profitability; new laws or litigation that may adversely affect tobacco companies; fads, marketing campaigns and other factors affecting supply and demand that may strongly affect securities prices and profitability of food, soft drink and fashion related products; and international events that may affect food and beverage companies that derive a substantial portion of their net income from foreign countries.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to the Index and may be impacted by Index reconstitutions and Index rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the Index and may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Further, stocks in the Index may underperform other equity investments. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Growth Investing Risk — An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the back of the Fund’s Full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results for Investor Class shares have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting ProFunds.com.
Annual Returns of Investor Class Shares as of December 31 each year

Best Quarter (ended 6/30/2009): 14.04%; Worst Quarter (ended 12/31/2008): -20.91%. The year-to-date return as of the most recent quarter, which ended September 30, 2014, was 7.77%.
Average Annual Total Returns as of December 31, 2013
Average Annual Total Returns LARGE-CAP GROWTH PROFUND		One Year	Five Years	Ten Years	Inception Date
Investor Class Shares		30.00%	16.82%	5.38%	Oct. 01, 2002
Investor Class Shares After Taxes on Distributions		28.75%	16.58%	5.18%	Oct. 01, 2002
Investor Class Shares After Taxes on Distributions and Sale of Shares		17.94%	13.64%	4.28%	Oct. 01, 2002
Service Class Shares		28.71%	15.65%	4.34%	Oct. 01, 2002
S&P 500® Growth Index	[1]	32.75%	19.24%	7.69%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

Average annual total returns are shown on a before- and after-tax basis for Investor Class shares only. After-tax returns for Service Class shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold the Fund’s shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.